Concentration of risk (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) customer item	Dec. 31, 2019 customer item	Jun. 30, 2020 USD ($) item customer	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 HKD ($)
Concentration Risk [Line Items]
Working capital	$ 23,300,000		$ 17,500,000
Accounts receivable, net	66,898,535		40,572,757	$ 39,522,737
China
Concentration Risk [Line Items]
Insurance coverage for each bank in China	77,000		71,000			¥ 500,000	$ 500,000	¥ 500,000	$ 500,000
Cash balance deposited with financial institutions	138,929		1,366,796	78,918
Cash balance deposited with financial institutions, that are subject to credit risk	0		968,840	0
Hong Kong
Concentration Risk [Line Items]
Insurance coverage for each bank in China	64,000		64,000
Cash balance deposited with financial institutions	5,040		5,254	2,683,514
Cash balance deposited with financial institutions, that are subject to credit risk			0	2,619,520
US
Concentration Risk [Line Items]
Insurance coverage for each bank in China	250,000		250,000
Cash balance deposited with financial institutions	$ 2,119		$ 163,640	$ 0
Customer Concentration Risk [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Customers | customer	0
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of Major Customers | customer	0		0
Customer Concentration Risk [Member] | Maximum | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.80%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Customers | customer		1
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		10.00%	10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	2	4	5	4	4
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	2		4	4
Supplier Concentration Risk [Member] | Vendor One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.60%	31.80%	19.60%	29.80%	29.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%		30.20%	25.30%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.60%	21.60%	17.40%	17.60%	24.50%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.10%		20.20%	23.00%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.30%	16.40%	16.80%	21.20%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.60%	16.00%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		15.70%	15.80%	16.50%	12.80%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			10.50%	12.30%
Supplier Concentration Risk [Member] | Vendor Five [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			14.00%